SELLING AND MARKETING EXPENSES	12 Months Ended
Dec. 31, 2022
SELLING AND MARKETING EXPENSES
SELLING AND MARKETING EXPENSES

NOTE 21 - SELLING AND MARKETING EXPENSES:

	Year Ended December 31,
	2022	2021	2020

	U.S. dollars in thousands
Payroll and related expenses	19,235	24,227	20,756
Share-based payments	553	2,570	1,464
Professional services	6,596	17,441	18,957
Samples	836	1,008	438
Travel, Fleet, meals and related expenses	5,136	7,305	5,729
Office-related expenses	1,510	1,285	957
Other	1,576	1,787	984
	35,442	55,623	49,285